Accrued liabilities (Tables)	12 Months Ended
Mar. 31, 2018
Payables and Accruals [Abstract]
Schedule of accrued liabilities	Accrued liabilities consist of the following as of March 31:

	2018	2017
Due to employees	$41,961	$32,328
Professional services	5,603	3,886
Other	2,029	2,299
Total	$49,593	$38,513